INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Computer software

	2022	2021
	US$’000	US$’000
Cost
At January 1	696	743
Addition	62	4
Disposals	—	(19)
Transfer	—	—
Exchange difference	(20)	(32)
At December 31	738	696
Accumulated amortization
At January 1	(567)	(563)
Amortization	(45)	(47)
Disposals	—	19
Exchange difference	13	24
At Current period end	(599)	(567)
Net book value
At December 31	139	129